SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets and Goodwill (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Intangible assets
Intangible assets with indefinite useful lives	¥ 0
Development costs capitalized	13,900,058	¥ 1,722,700
Impairment of long-lived assets, excluding goodwill
Impairment loss of intangible assets	0	0	¥ 310,153
Goodwill
Impairment loss of goodwill	¥ 0	¥ 0	¥ 0
Minimum
Intangible assets
Estimated useful lives	5 years
Maximum
Intangible assets
Estimated useful lives	12 years